UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22318

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2012

Date of reporting period: 9/30/2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TE 2), LLC

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

September 30, 2011

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd., at fair value	$8,316,643
Redemption receivable from investment in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	560,095
Cash and cash equivalents	181,066
Due from Adviser (see Note 2b)	36,003
Other asset	284

Total Assets	9,094,091

LIABILITIES

Repurchase of Members' interests payable	570,462
Professional fees payable	30,259
Management fee payable	11,786
Servicing fees payable	5,893
Administration fees payable	5,615
Other liabilities	4,960

Total Liabilities	628,975

Net Assets	$8,465,116

MEMBERS' CAPITAL*	$8,465,116

* Members’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Statement of Operations (Unaudited)

Period from April 1, 2011 to September 30, 2011

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS 2, LTD.:

Interest	$34
Expenses	(106,483)
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	(106,449)

Fund Income:
Interest	23

Fund Expenses:
Professional fees	33,209
Management fee	23,753
Other fees	14,859
Servicing fees	11,877
Administration fees	10,750

Total Fund Expenses	94,448

Net Investment Loss before Expense Limitation Reimbursement	(200,874)
Expense Limitation Reimbursement	47,970

Net Investment Loss	(152,904)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS 2, LTD.

Net realized loss on investment	(23,775)
Net change in accumulated unrealized appreciation on investment	(349,770)

Net realized and unrealized loss on investments allocated from Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	(373,545)

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$(526,449)

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Statement of Changes in Members’ Capital (Unaudited)

	For the period from April 1, 2011 to September 30, 2011	Year ended March 31, 2011*

OPERATIONS

Net investment loss	$(152,904)	$(217,036)
Net realized gain (loss) on investment	(23,775)	87,384
Net change in accumulated unrealized appreciation on investment	(349,770)	230,071

Increase (decrease) in Members' Capital resulting from operations	(526,449)	100,419

CAPITAL TRANSACTIONS

Members' subscriptions	415,312	9,316,255
Members' interests repurchased	(767,432)	(72,989)

Increase (decrease) in Members' Capital resulting from capital transactions	(352,120)	9,243,266

Net increase (decrease) in Members' Capital	(878,569)	9,343,685

MEMBERS' CAPITAL AT BEGINNING OF PERIOD	9,343,685	-

MEMBERS' CAPITAL AT END OF PERIOD	$8,465,116	$9,343,685

* The TE 2 Fund commenced operations on April 1, 2010.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2011 to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Members' Capital resulting from operations	$(526,449)
Adjustments to reconcile net decrease in Members' Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	349,770
Net realized loss on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	23,775
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	106,449
Purchases of investment in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	(532,385)
Proceeds from investment in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.	280,326
Decrease in operating assets:
Due from Adviser	133,519
Other assets	7,432
Increase (decrease) in operating liabilities:
Professional fees payable	(16,187)
Management fee payable	(21,190)
Administration fees payable	5,615
Other liabilities	1,241
Servicing fees payable	132

Net Cash Used in Operating Activities	(187,952)

CASH FLOWS FROM FINANCING ACTIVITIES

Members' subscriptions	415,312
Members' interests repurchased	(269,959)

Net Cash Provided by Financing Activities	145,353

Net decrease in cash and cash equivalents	(42,599)
Cash and cash equivalents at beginning of period	223,665

Cash and Cash Equivalents at End of Period	$181,066

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

	Period from April 1, 2011 to September 30, 2011 (Unaudited)*	Year ended March 31, 2011**

Net assets, end of period	$8,465,116	$9,343,685

Ratio of net investment loss to average Members' Capital (a) (b)	(1.63%)	(3.43%)

Ratio of total expenses to average Members' Capital (b) (c) (d)	2.14%	6.14%

Ratio of net expense to average Members' Capital (b) (c)	1.63%	3.46%

Total return (e)	(5.46%)	0.13%

*	The ratios and total return are not annualized for the period.
**	The TE 2 Fund commenced operations on April 1, 2010.
(a)
The ratio reflects the income and expenses including the TE 2 Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

(b)	Average Members’ Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
The ratio reflects the direct expenses, excluding placement fees, if any, and includes the TE 2 Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

(d)	The ratio is before any expense limitation per the Expense Limitation Agreement.
(e)
Total return assumes a purchase of an interest in the TE 2 Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from this return based on the timing of Member subscriptions and redemptions.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited)

September 30, 2011

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the “TE 2 Fund”) was organized as a limited liability company under the laws of Delaware on July 24, 2009, and commenced operations on April 1, 2010. The TE 2 Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TE 2 Fund’s investment objective is to seek capital appreciation. The TE 2 Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Ltd 2 Fund”), a Cayman Island exempted company. The Ltd 2 Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”), a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objectives of the Company, the Ltd 2 Fund and the TE 2 Fund will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

The financial statements of the Ltd 2 Fund and the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TE 2 Fund’s financial statements.  The TE 2 Fund owned 100% of the Ltd 2 Funds' shareholders' capital at September 30, 2011.  The percentage of the Company’s members’ capital owned directly by the Ltd 2 Fund at September 30, 2011 was 2.08%.

Bank of America Capital Advisors LLC (the “Adviser”) serves as the investment adviser of the Company and the management services provider of the TE 2 Fund. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and is registered under the Investment Advisers Act of 1940, as amended.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser provides various management and administrative services to the Company, the Ltd 2 Fund and the TE 2 Fund.

The TE 2 Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TE 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TE 2 Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the TE 2 Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the TE 2 Fund.

6

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

Subscriptions for interests in the TE 2 Fund (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TE 2 Fund may, from time to time, offer to repurchase Interests from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TE 2 Fund’s assets and other factors considered by the Board.  The Adviser expects that it will recommend to the Board that the TE 2 Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.  Member repurchases are recognized as liabilities when the amount becomes fixed.  This generally will occur on the last day of a fiscal period.  As of the last day of each calendar month, the TE 2 Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TE 2 Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the TE 2 Fund’s financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

c. Fund Expenses

The TE 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Ltd 2 Fund’s and the Company’s expenses incurred in the course of business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TE 2 Fund’s, the Ltd 2 Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TE 2 Fund’s, the Ltd 2 Fund’s and the Company’s Boards; all costs with respect to communications regarding the TE 2 Fund’s, the Ltd 2 Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TE 2 Fund; and other types of expenses approved by the TE 2 Fund’s, the Ltd 2 Fund’s or the Company’s Boards.  Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TE 2 Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TE 2 Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

The Adviser and the TE 2 Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TE 2 Fund as described below, waive fees or pay or absorb expenses of the TE 2 Fund (including the TE 2 Fund’s share of the ordinary operating expenses of the Ltd 2 Fund and the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TE 2 Fund (including the TE 2 Fund’s share of the ordinary operating expenses of the Ltd 2 Fund and the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TE 2 Fund, the Ltd 2 Fund and the Company) to 3.00% per annum of the TE 2 Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TE 2 Fund’s expenses, the TE 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TE 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed.  The Expense Limitation Agreement was initially in effect until December 31, 2010 and automatically continues from year to year thereafter unless terminated by the Adviser or the TE 2 Fund.  Neither the Adviser nor the TE 2 Fund has terminated the Expense Limitation Agreement at December 31, 2010.

8

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

At March 31, 2011, the cumulative expenses over the Expense Limitation that had not yet been paid by the Adviser totaled $169,522, which was recorded as a receivable in the Statement of Assets, Liabilities and Members’ Capital.  For the period from April 1, 2011 to September 30, 2011, the TE 2 Fund incurred $200,931 of total expenses, $190,188 of which was subject to the Expense Limitation Agreement.  The TE 2 Fund was responsible for bearing $152,961 of the total expenses based on the provisions of the Expense Limitation Agreement, resulting in $47,970 of expenses over the Expense Limitation.  For the period from April 1, 2011 to September 30, 2011, the Adviser has reimbursed the TE 2 Fund $11,967 of the total expenses in excess of the Expense Limitation, resulting in an amount due from the Adviser equal to $36,003 at September 30, 2011, which has been recorded as a receivable in the Statement of Assets, Liabilities and Members’ Capital.  The TE 2 Fund will continue to carry forward the reimbursable expenses until they are reimbursed to the Adviser or expire.  Of the cumulative reimbursable expense amount in effect at September 30, 2011, $169,522 will expire on March 31, 2014 and $47,970 will expire on March 31, 2015.  Reimbursement of expenses carried forward is dependent on future levels of Members’ Capital and expenses of the TE 2 Fund and the Company.

d. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the TE 2 Fund.  Each Member is individually required to report on its own tax return its share of the TE 2 Fund’s taxable income or loss.  The TE 2 Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the TE 2 Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the TE 2 Fund’s Limited Liability Company Agreement (the “LLC Agreement”).

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TE 2 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

9

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Adviser is not aware of any tax positions with respect to the TE 2 Fund, for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months.  However, the Adviser’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

e. Other

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

The TE 2 Fund records its proportionate share of the Ltd 2 Fund’s income, expenses and realized and unrealized gains and losses as allocated by the Ltd 2 Fund.

3. Portfolio Valuation

The net asset value of the TE 2 Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TE 2 Fund’s LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The TE 2 Fund records its investment in the Ltd 2 Fund at fair value.  The TE 2 Fund’s investment in the Ltd 2 Fund is represented by the TE 2 Fund’s proportionate interest in the Ltd 2 Fund’s Shareholders’ Capital at September 30, 2011.  The Ltd 2 Fund records its investment in the Company at fair value.  The Ltd 2 Fund’s investment in the Company is represented by the Ltd 2 Fund’s proportionate interest in the Company’s members’ capital at September 30, 2011.  The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers.  Further, the Adviser provides certain management and administrative services to the TE 2 Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, pursuant to a management agreement between the TE 2 Fund and the Adviser (the “Management Agreement”), the TE 2 Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.50% based on the TE 2 Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

10

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

For the period from April 1, 2011 to September 30, 2011, the management fee was $23,753, $11,786 of which was payable as of September 30, 2011.

5. Related Party Transactions and Other

As of September 30, 2011, four Members owned in the aggregate approximately 51.12% of the TE 2 Fund's total Members' Capital and were deemed "affiliated persons" (as defined in the 1940 Act) (the "Affiliated Members").  The affiliation between the Affiliated Members and the TE 2 Fund is based solely on the percentage ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not "interested persons", as defined by Section 2(a)(19) of the 1940 Act, of the TE 2 Fund (the "Disinterested Managers").  Compensation to the Board is paid and expensed by the Company and allocated pro-rata to the TE 2 Fund.  All Disinterested Managers may be reimbursed for expenses of attendance at each meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.

Merrill Lynch, Pierce, Fenner & Smith Incorporated serves as the servicing agent and as the placement agent of the TE 2 Fund (the “Servicing Agent” or the “Placement Agent”).  The Servicing Agent is an indirect subsidiary of Bank of America and an affiliate of the Adviser.

The TE 2 Fund has entered into a member servicing agreement with the Servicing Agent to provide (or arrange for provision of) ongoing Member and account maintenance services.  As consideration for these services, the TE 2 Fund pays a quarterly servicing fee (the “Servicing Fee”) to the Servicing Agent at an annual rate of 0.25% of the net assets of the TE 2 Fund determined as of the start of business on the first business day of each calendar quarter (after adjustment for any subscriptions effective on that date).  For the period from April 1, 2011 to September 30, 2011, the Servicing Fee was $11,877, $5,893 of which was payable as of September 30, 2011.

Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 2.50% of the investment amount.  The Placement Fee is paid to the Placement Agent.  The Placement Fee may be waived for certain investors.

11

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The TE 2 Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TE 2 Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  The TE 2 Fund pays the Administrator, on a quarterly basis, a fee in an amount equal to $3,000, plus a tax compliance and preparation fee of $1,750 per calendar quarter, plus an audited financial statement preparation fee of $625 per calendar quarter.  For the period from April 1, 2011 to September 30, 2011, the TE 2 Fund incurred $10,750 in expenses related to such administrative services, $5,615 of which was payable as of September 30, 2011.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) provides custodial services to the TE 2 Fund.

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in the Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.  Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

12

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis.  This may limit the ability of the Company to provide liquidity to the Ltd 2 Fund, and the Ltd 2 Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements and the TE 2 Fund may not be able to liquidate quickly some of its investment in the Ltd 2 Fund in order to meet liquidity requirements.

7. Guarantees

In the normal course of business, the TE 2 Fund enters into contracts that provide general indemnifications.  The TE 2 Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TE 2 Fund and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

8. Subsequent Events

The TE 2 Fund has evaluated all subsequent events through November 29, 2011, the date on which these financial statements were available to be issued and, except as noted below, has determined that no additional disclosures are required.

On September 29, 2011, the TE 2 Fund announced a tender offer to purchase up to $950,000 of outstanding Interests from Members.  The net asset value of the Interests will be calculated for this purpose on December 31, 2011.  The tender offer expired on October 27, 2011.

On November 7, 2011, the TE 2 Fund paid $557,697 for total Interests repurchased from Members on September 30, 2011.

At a meeting held on November 3, 2011, the Board authorized the TE 2 Fund to take the steps necessary to change its tax status and to be taxed as a "regulated investment company" (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "RIC Conversion").  This change, if implemented as planned, will allow for simplified tax reporting by the TE 2 Fund to Members on IRS Form 1099 instead of the current Schedule K-1 for calendar year 2012 and will result in earlier tax reporting to Members than is currently the case. The TE 2 Fund expects that the RIC Conversion will be effective as of January 1, 2012, assuming the TE 2 Fund determines that it meets applicable RIC qualification requirements.

13

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS 2, LTD.

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Statement of Assets, Liabilities and Shareholders’ Capital (Unaudited)

September 30, 2011

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, at fair value	$8,324,564
Redemption receivable from investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	560,095
Cash and cash equivalents	29,283

Total Assets	8,913,942

LIABILITIES

Repurchase of Shareholders' shares payable	560,095
Professional fees payable	21,063
Other liabilities	7,587
Accrued foreign withholding tax	4,929
Administration fees payable	3,625

Total Liabilities	597,299

Net Assets	$8,316,643

SHAREHOLDERS' CAPITAL * (equivalent to $951.0921 per share based on 8,744.309 shares of Class A capital stock outstanding)	$8,316,643

* Shareholders’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Statement of Operations (Unaudited)

Period from April 1, 2011 to September 30, 2011

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Interest	$31
Expenses	(65,427)
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(65,396)

Fund Income:
Interest	4

Fund Expenses:
Professional fees	21,129
Other expenses	10,250
Administration fees	7,250
Foreign withholding taxes	2,429

Total Fund Expenses	41,058

Net Investment Loss	(106,450)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized loss on investment	(23,775)
Net change in accumulated unrealized appreciation on investment	(349,770)

Net realized and unrealized loss on investments allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(373,545)

NET DECREASE IN SHAREHOLDERS' CAPITAL RESULTING FROM OPERATIONS	$(479,995)

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Statement of Changes in Shareholders’ Capital (Unaudited)

		For the period from April 1, 2011 to September 30, 2011		Year ended March 31, 2011*

OPERATIONS

Net investment loss		$(106,450)		$(177,924)
Net realized gain (loss) on investment		(23,775)		87,384
Net change in accumulated unrealized appreciation on investment		(349,770)		230,071

Increase (decrease) in Shareholders' Capital resulting from operations		(479,995)		139,531

CAPITAL TRANSACTIONS
Shareholders' capital subscriptions	Shares		Shares
Class A	531.385	532,385	9,083.614	8,965,143

Shareholders' capital redemptions
Class A	(797.870)	(767,432)	(72.820)	(72,989)

Increase (decrease) in Shareholders' Capital resulting from capital transactions		(235,047)		8,892,154

Net increase (decrease) in Shareholders' Capital		(715,042)		9,031,685

SHAREHOLDERS' CAPITAL AT BEGINNING OF PERIOD		9,031,685		-

SHAREHOLDERS' CAPITAL AT END OF PERIOD		$8,316,643		$9,031,685

*The Ltd 2 Fund commenced operations on April 1, 2010.

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Statement of Cash Flows (Unaudited)

Period from April 1, 2011 to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Shareholders' Capital resulting from operations	$(479,995)
Adjustments to reconcile net decrease in Shareholders' Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	349,770
Net realized loss on investments allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	23,775
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	65,396
Purchases of investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(502,385)
Proceeds from investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	280,325
Decrease in other assets	3,633
Increase (decrease) in operating liabilities:
Professional fees payable	(13,937)
Administration fees payable	3,625
Accrued foreign withholding tax	2,429
Other liabilities	1,863

Net Cash Used in Operating Activities	(265,501)

CASH FLOWS FROM FINANCING ACTIVITIES

Shareholders' subscriptions	532,385
Shareholders' shares repurchased	(280,325)

Net Cash Provided by Financing Activities	252,060

Net decrease in cash and cash equivalents	(13,441)
Cash and cash equivalents at beginning of period	42,724

Cash and Cash Equivalents at End of Period	$29,283

The accompanying notes and attached unaudited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Financial Highlights

The following represents certain ratios to average Shareholders’ Capital, total return, and other supplemental information for the period indicated:

	Period from April 1, 2011 to September 30, 2011* (Unaudited)	Year ended March 31, 2011**

	Class A	Class A
Per share operating performance:
(For a share of capital stock outstanding throughout the period)

Net asset value, beginning of period	$1,002.318	$1,000.000
Loss from investment operations:

Investment loss, net	(11.383)	(51.232)
Net realized and unrealized gain on investments	(39.843)	53.550

Total from investment operations	(51.226)	2.318

Net asset value, end of period	$951.092	$1,002.318

Net assets, end of period	$8,316,643	$9,031,685

Total return (a)	(5.11%)	0.23%

Ratio of net investment loss to average Shareholders' Capital (b)	(1.15%)	(4.12%)

Ratio of total expenses to average Shareholders' Capital (c) (d)	1.15%	4.13%

Ratio of net expenses to average Shareholders' Capital (c)	1.15%	4.13%

*	The ratios and total return are not annualized for this period.
**	The Ltd 2 Fund commenced operations on April 1, 2010.
(a)
Total return is net of expenses and assumes a purchase of capital stock in the Ltd 2 Fund on the first day, and a redemption of shares on the last day of the period.  An individual Shareholder’s return may vary from these returns based on the timing of Shareholder subscriptions and redemptions.

(b)	The ratio reflects the income and expenses including the Ltd 2 Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(c)
The ratio reflects the direct expenses, excluding placement fees, if any, and includes the Ltd 2 Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

(d)	The ratio is before any expense limitation reimbursement per the Expense Limitation Agreement.

5

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited)

September 30, 2011

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Ltd 2 Fund”) was incorporated as a Cayman Islands exempted company on August 31, 2009 and commenced operations on April 1, 2010.  The Ltd 2 Fund’s investment objective is to seek capital appreciation. The Ltd 2 Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”).  The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company and has the same investment objective as the Ltd 2 Fund. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objectives of the Company and the Ltd 2 Fund will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Ltd 2 Fund’s financial statements.  The percentage of the Company’s members’ capital owned by the Ltd 2 Fund at September 30, 2011 was 2.08%.

The Ltd 2 Fund holds substantially all of the assets of Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the “TE 2 Fund”), a closed-end, non-diversified management investment company.  As of September 30, 2011 the TE 2 Fund owned 100% of the Ltd 2 Fund’s Shareholders’ Capital.

Bank of America Capital Advisors LLC (the “Adviser”) serves as the investment adviser of the Company and the management services provider of the Ltd 2 Fund.  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and is registered under the Investment Advisers Act of 1940, as amended.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser provides various management and administrative services to the Company and the Ltd 2 Fund.

The Ltd 2 Fund’s Board of Directors (the “Directors”) has overall responsibility to manage and supervise the operations of the Ltd 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Ltd 2 Fund’s business.  The Directors have engaged the Adviser to manage the day-to-day operations of the Ltd 2 Fund.

6

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Ltd 2 Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Ltd 2  Fund’s financial statements.

c. Fund Expenses

The Ltd 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Ltd 2 Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the Ltd 2 Fund’s Directors and the Company’s Board of Managers (the “Company’s Board”); all costs with respect to communications regarding the Ltd 2 Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the Ltd 2 Fund; and other types of expenses approved by the Ltd 2 Fund’s Directors or the Company’s Board. Unless otherwise noted, all operating expenses are allocated on a pro rata basis to Class A and Class B shareholders of the Ltd 2 Fund based on their relative portions of aggregate net assets.  Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the Ltd 2 Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the Ltd 2 Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

7

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Adviser and the Ltd 2 Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to, subject to possible reimbursement by the Ltd 2 Fund as described below, waive its fees or pay or absorb expenses of the Class B shares of the Ltd 2 Fund (including the Ltd 2 Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the Ltd 2 Fund (including the Ltd 2 Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the Ltd 2 Fund and the Company) to 3.25% per annum of the Ltd 2 Fund’s average monthly net assets (the "Expense Limitation").  In consideration of the Adviser's agreement to limit the Ltd 2 Fund’s expenses, the Ltd 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts.  Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Ltd 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed.  The Expense Limitation Agreement was initially in effect until December 31, 2010 and automatically continues from year to year thereafter unless terminated by the Adviser or the Ltd 2 Fund.  Neither the Adviser nor the Ltd 2 Fund has terminated the Expense Limitation Agreement at December 31, 2010.

During the period from April 1, 2011 to September 30, 2011, there were no Class B shareholders and the Ltd 2 Fund did not exceed the expense limitation per the Expense Limitation Agreement.

d. Income Taxes

The Ltd 2 Fund is not subject to any income, withholding or capital gains taxes in the Cayman Islands. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions for the year ended December 31, 2010.  There are no open tax years which are subject to examination by the Cayman Islands.   As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

In the event that the Company’s investments earn dividend income from entities based in the United States, such income is subject to a 30% withholding tax at the Ltd 2 Fund level.  For the period from April 1, 2011 to September 30, 2011, the Ltd 2 Fund recorded foreign withholding taxes of $2,429 as shown in the accompanying Statement of Operations.

8

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Ltd 2 Fund is not subject to any income or capital gains taxes in the United States and does not file income tax returns.  There are no unrecognized tax benefits or liabilities relating to uncertain income tax positions.

e. Other

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

The Ltd 2 Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

3. Portfolio Valuation

The net asset value and net asset value per share of the Ltd 2 Fund is determined by, or at the direction of, the Adviser as of the close of business on the last business day of each month (as defined in the Ltd 2 Fund’s Memorandum and Articles of Association), in accordance with the valuation principles set forth below or as may be determined from time to time, pursuant to valuation procedures established by the Directors.  Pursuant to the valuation procedures, the Directors have delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Directors.

The Ltd 2 Fund records its investment in the Company at fair value.  The Ltd 2 Fund’s investment in the Company is represented by the Ltd 2 Fund’s proportionate interest in the Company’s members’ capital at September 30, 2011.  The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

4. Capital Structure

The Ltd 2 Fund has authorized capital of U.S. $50,000 divided into 5,000,000 shares, par value U.S. $0.01 per share.  The Ltd 2 Fund is offering voting participating Class A shares to investment companies that are registered under the 1940 Act and are entities in which substantially all of the ownership interests are held by tax-exempt U.S. persons within the meaning of the U.S. Internal Revenue Code of 1986, as amended.  Non-voting participating Class B shares are being offered to persons who are not U.S. persons.  The subscription price for shares on the initial subscription date for Class A was $1,000 per share.  Currently the TE 2 Fund owns 100% of the Class A shares of the Ltd 2 Fund.  As of September 30, 2011, there were no Class B shares issued in the Ltd 2 Fund.

9

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Directors have authorized the Ltd 2 Fund to offer shares twelve times each year, generally as of the first business day of each month or at other times in the sole discretion of the Directors.  The Ltd 2 Fund will be authorized to issue shares in one or more different classes, as determined from time to time without approval of existing shareholders, by the Directors in consultation with the Adviser, which may differ in terms of, among other things, the fees charged, voting and redemption rights and minimum and additional subscription amounts.  Shares are currently divided into Class A and Class B shares.  For the period from April 1, 2011 to September 30, 2011, 531.385 Class A shares were issued and no Class B shares were issued.

The Ltd 2 Fund may from time to time offer to redeem shares from Shareholders.  These redemptions will be made at such times and on such terms as may be determined by the Directors, in their sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Adviser.  The Adviser expects that, generally, it will recommend to the Directors that the Ltd 2 Fund offer to redeem shares from shareholders four times each year, effective as of the last day of each calendar quarter.  Shareholder redemptions are recognized as liabilities when the amount becomes fixed.  This generally will occur on the last day of a fiscal period.  For the period from April 1, 2011 to September 30, 2011, 797.870 Class A shares were redeemed.

5. Management Fee

Pursuant to the fund servicing agreement between the Ltd 2 Fund and the Adviser (the “Servicing Agreement”), the Adviser provides management and administrative services to the Ltd 2 Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services under the Servicing Agreement, the Ltd 2 Fund pays the Adviser a quarterly management fee in arrears (the “Management Fee”) at an annual rate of 0.50% of the net asset value of the Ltd 2 Fund’s Class B shares on the first business day of each quarter after adjustments for any subscriptions effective on that date.

 For the period from April 1, 2011 to September 30, 2011, there was no Management Fee charged to the Ltd 2 Fund due to no Shareholders of Class B shares.  No Management Fee is payable to the Adviser with respect to Class A shares.

6. Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with the companies in which the Portfolio Funds invest.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) provides custodial services to the Ltd 2 Fund.

10

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

Merrill Lynch, Pierce, Fenner & Smith Incorporated and Merrill Lynch International & Co. (the “Servicing Agents”) serve as the servicing agents of the Ltd 2 Fund.   Each entity is an indirect subsidiary of Bank of America and an affiliate of the Adviser. The Ltd 2 Fund has entered into a shareholder servicing agreement with the Servicing Agents to provide (or arrange for provision of) ongoing Shareholder and account maintenance services.  As consideration for these services, the Ltd 2 Fund pays a quarterly servicing fee (the “Servicing Fee”) to the Servicing Agents at an annual rate of 0.50% of the net assets of the Ltd 2 Fund’s Class B shares as determined as of the start of business on the first business day of each calendar quarter (after adjustment for any subscriptions effective on that date).  There were no Servicing Fees paid to the Servicing Agents for the period from April 1, 2011 to September 30, 2011 due to no Shareholders of Class B shares.  No Servicing Fee is payable to the Servicing Agents with respect to Class A shares.

Merrill Lynch International and Co. (the “Placement Agent”) serves as the placement agent to the Ltd 2 Fund.

Shareholders may be charged a placement fee (the “Placement Fee”) on shares placed by the Placement Agent of up to 2.50% of the investment amount.  The Placement Fee is paid to the Placement Agent and may be waived for certain investors.

The Ltd 2 Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Ltd 2 Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  The Ltd 2 Fund pays the Administrator, on a quarterly basis, a fee in an amount equal to $3,000, plus an audited financial statement preparation fee of $625 per calendar quarter. For the period from April 1, 2011 to September 30, 2011, the Ltd 2 Fund incurred $7,250 in expenses related to such administrative services, $3,625 of which was payable as of September 30, 2011.

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in the Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

11

Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd.

Notes to Financial Statements (Unaudited) continued

September 30, 2011

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.  Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis.  This may limit the ability of the Company to provide liquidity to the Ltd 2 Fund, and the Ltd 2 Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

8. Guarantees

In the normal course of business, the Ltd 2 Fund enters into contracts that provide general indemnifications.  The Ltd 2 Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Ltd 2 Fund and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

9. Subsequent Events

The Ltd 2 Fund has evaluated all subsequent events through November 29, 2011, the date on which these financial statements were available to be issued and, except as noted below, has determined that no additional disclosures are required.

On September 29, 2011, the Ltd 2 Fund announced a tender offer to purchase up to $950,000 of outstanding shares from its shareholders.  The net asset value of the shares will be calculated for this purpose on December 31, 2011.  The tender offer expired on October 27, 2011.

On November 7, 2011, the Ltd 2 Fund paid $557,697 for total shares repurchased from shareholders on September 30, 2011.

12

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

September 30, 2011

ASSETS

Investments in Portfolio Funds, at fair value (cost $309,325,352)	$379,407,718
Cash and cash equivalents	30,031,614
Redemptions receivable from investments in Portfolio Funds	15,116,965

Total Assets	424,556,297

LIABILITIES

Repurchase of Members' interests payable	19,270,652
Member subscriptions received in advance	2,670,000
Advisory fee payable	1,075,612
Professional fees payable	95,476
Administration fees payable	82,411
Board of Managers' fees payable	50,000
Other liability	46,475

Total Liabilities	23,290,626

Net Assets	$401,265,671

MEMBERS' CAPITAL

Represented by:
Net Capital*	$331,183,305
Net accumulated unrealized appreciation on investments	70,082,366

Members' Capital	$401,265,671

*Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members'	of Portfolio	Redemption
Portfolio Funds *	Date	Cost **	Value **	Capital	Funds	Date ***	Liquidity ****

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	2,607,970	262,398	0.07%	12.65%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	13,000,000	13,297,005	3.31%	0.44%	N/A	Annually
Aristeia Partners, L.P.	4/1/2008	9,537,502	16,150,719	4.02%	5.34%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	19,444,721	4.86%	0.64%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	-	1,255,908	0.31%	0.05%	N/A	(1)
Double Black Diamond, L.P.	8/1/2011	5,000,000	4,755,677	1.19%	0.30%	9/30/2012	Quarterly
Drake Global Opportunities Fund, L.P.	4/1/2009	-	43,692	0.01%	0.56%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	37,735	38,018	0.01%	0.93%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	14,894,396	19,545,314	4.87%	0.39%	N/A	Annually, (3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	3,045,375	3,256,771	0.81%	0.98%	N/A	(4)
JANA Partners, L.P.	4/1/2009	133,460	180,322	0.04%	0.25%	N/A	(1)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(4)
Mast Credit Opporturnities I, L.P.	6/1/2010	16,000,000	16,788,257	4.18%	11.00%	N/A	Quarterly
Monarch Debt Recovery Fund, L.P.	7/1/2009	11,000,000	13,993,940	3.49%	1.73%	(5)	Annually
Strategic Value Restructuring Fund, L.P.	4/1/2009	954,649	471,823	0.12%	0.08%	N/A	(1)
SVRF (Onshore) Holdings LLC	4/1/2009	540,210	245,741	0.06%	1.57%	N/A	(4)
Vicis Capital Fund	4/1/2009	2,130,943	538,564	0.13%	0.12%	N/A	(2)
Waterfall Eden Fund, L.P.	7/1/2008	7,273,294	4,825,783	1.20%	6.81%	N/A	(4)
Strategy Total		102,370,807	115,095,128	28.68%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	13,151,096	3.28%	2.86%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,889,814	1.47%	1.40%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	356,586	0.09%	0.10%	N/A	(1)
Scopia PX, LLC	9/1/2005	11,000,000	16,158,760	4.02%	3.84%	N/A	Quarterly
Strategy Total		27,877,385	35,556,256	8.86%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	4,000,000	18,867,926	4.70%	1.00%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	14,000,000	13,632,179	3.40%	4.40%	(6)	Quarterly
Longbow Partners, L.P.	5/1/2004	5,200,000	11,423,952	2.85%	13.28%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,531,707	1.38%	1.17%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	13,182,284	3.28%	0.92%	N/A	Monthly
Strategy Total		40,310,345	62,638,048	15.61%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	5,500,000	13,213,078	3.29%	1.60%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	12,005,954	3.00%	2.67%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	16,577,797	4.13%	2.38%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,635,782	1.40%	1.39%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	12,966,478	12,266,171	3.06%	3.98%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	19,709,594	4.91%	2.29%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	9,080,487	2.26%	4.13%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	16,889,828	4.21%	0.87%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	13,572	46,435	0.01%	0.05%	N/A	(1)
Strategy Total		85,200,180	105,425,126	26.27%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	17,867,674	4.46%	3.21%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	13,493,549	3.36%	2.08%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	168,888	0.04%	7.04%	N/A	(2)
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	15,019,216	3.75%	1.72%	12/31/2011	Annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	14,143,833	3.52%	2.19%	N/A	(7)
Strategy Total		53,566,635	60,693,160	15.13%
Total Investments in Portfolio Funds		$309,325,352	379,407,718	94.55%
Other Assets, less Liabilities			21,857,953	5.45%
Members’ Capital			$401,265,671	100.00%

The accompanying notes are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited) continued

September 30, 2011

The investments in the Portfolio Funds shown above, representing 94.55% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on September 30, 2011 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	30.33%
Hedged Long/Short Equity Funds	9.37%
Hedged Sector Funds	16.51%
Opportunistic Long/Short (Global) Funds	27.79%
Opportunistic (U.S. Only) Funds	16.00%
Total	100.00%

*	Non-income producing investments. The Company's investments in the Portfolio Funds are considered to be	(1)	All of the Company's remaining interest in the Portfolio Fund is held in side pockets and is illiquid.
	illiquid and may be subject to limitations on redemptions,	(2)	The Portfolio Fund is liquidating its assets and is in the process
	including the assessment of early redemption fees.		of returning capital to its partners. Due to the liquidation, the
**	See definition in Note 3.		Portfolio Fund has suspended redemption rights. The full
***	From most recent investment date.		liquidation is expected to take two years following the date of
****	Available frequency of redemptions after initial		this report or longer.
	lock-up period.	(3)	Approximately 35% of the fair value of the Company's interest
N/A	Initial lock-up period has either expired prior to 9/30/2011,		in the Portfolio Fund is held in side pockets.
	or the Portfolio Fund did not have an initial lock-up	(4)	The Portfolio Fund has limited redemption rights by segregating
	period. However, specific redemption restrictions may		its less liquid assets from the regular (liquid) portfolio and created
	apply.		a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
		(5)	Approximately 17% of the fair value of the Company's interest has a lock-up period that expires on 12/31/2011, 24% has a
lock-up period that expires on 3/31/2012, and 16% has a lock-up period that expires on 6/30/2012.
		(6)	Approximately 22% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on
12/31/2011, and 41% has a lock-up period that expires on 3/31/12.
		(7)	Approximately 46% of the fair value of the Company's interest in the Portfolio Fund has tri-annual liquidity and 54% has annual liquidity.

The accompanying notes are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Operations (Unaudited)

Period from April 1, 2011 to September 30, 2011

INVESTMENT INCOME

Interest	$1,443

Total Investment Income	1,443

EXPENSES

Advisory fee	2,181,878
Bank note facility fee	389,280
Administration fees	165,412
Professional fees	136,065
Board of Managers' fees	100,000
Other expenses	91,734

Total Expenses	3,064,369

Net Investment Loss	(3,062,926)

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS

Net realized loss from investments in Portfolio Funds	(1,124,050)
Net change in accumulated unrealized appreciation on investments	(16,526,843)

Net realized and unrealized losses on investments	(17,650,893)

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$(20,713,819)

The accompanying notes are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Capital (Unaudited)

	For the period from
	April 1, 2011 to	Year Ended
	September 30, 2011	March 31, 2011

OPERATIONS

Net investment loss	$(3,062,926)	$(6,344,186)
Net realized gain (loss) from investments in Portfolio Funds	(1,124,050)	9,552,062
Net change in accumulated unrealized appreciation on investments	(16,526,843)	15,279,479

Increase (decrease) in Members' Capital resulting from operations	(20,713,819)	18,487,355

CAPITAL TRANSACTIONS

Members' subscriptions	23,895,803	86,637,970
Members' interests repurchased	(42,972,197)	(96,869,366)

Decrease in Members' Capital resulting from capital transactions	(19,076,394)	(10,231,396)

Net increase (decrease) in Members' Capital	(39,790,213)	8,255,959

MEMBERS' CAPITAL AT BEGINNING OF PERIOD	441,055,884	432,799,925

MEMBERS' CAPITAL AT END OF PERIOD	$401,265,671	$441,055,884

The accompanying notes are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2011 to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Members' Capital resulting from operations	$(20,713,819)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	16,526,843
Net realized loss from Portfolio Fund redemptions	1,124,050
Purchases of Portfolio Funds	(5,000,000)
Proceeds from Portfolio Funds	29,041,474
Decrease in other assets	84,435
Increase (decrease) in operating liabilities:
Administration fees payable	82,411
Professional fees payable	(58,255)
Advisory fee payable	(48,404)
Other liability	(37,266)

Net Cash Provided by Operating Activities	21,001,469

CASH FLOWS FROM FINANCING ACTIVITIES

Member subscriptions	26,565,803
Member interests repurchased	(39,379,607)

Net Cash Used in Financing Activities	(12,813,804)

Net increase in cash and cash equivalents	8,187,665
Cash and cash equivalents at beginning of period	21,843,949

Cash and Cash Equivalents at End of Period	$30,031,614

The accompanying notes are an integral part of these financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the period
	from April 1, 2011
	to September 30,	For the year ended:
	2011 (Unaudited)*	March 31, 2011	March 31, 2010		March 31, 2009	March 31, 2008***

Net assets, end of period	$401,265,671	$441,055,884	$432,799,925		$343,863,804	$319,569,861

Ratio of net investment loss to average Members' Capital (a) (b)	(0.71%)	(1.44%)	(1.11%)		(1.16%)	(1.18%)

Ratio of expenses to average Members' Capital (a) (b)	0.71%	1.44%	1.12%		1.20%	1.24%

Portfolio turnover	1.21%	11.27%	23.33	% **	24.20%	7.37%

Total return (c)	(4.69%)	4.15%	15.04%		(15.98%)	0.45%

*	The ratios and total return are not annualized for this period.
**	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi-Strategy Fund, LLC.
***	The Company reorganized into a "master-feeder" structure during this period.
(a)
Ratio does not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds.  The Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 1.00% to 6.04% (unaudited).  The Portfolio Funds' incentive fees or allocations can be up to 25% of profits earned (unadited).

(b)	Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total return assumes a purchase of an interest in the Company on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.  Total returns for periods less than one year have not been annualized.

The accompanying notes are an integral part of these financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2011

1.	Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund"), and Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), each a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company, and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Ltd Fund”) and Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Ltd 2 Fund,” and together with the TI Fund, the TI 2 Fund, and the Ltd Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Bank of America Capital Advisors LLC (the "Adviser") serves as the investment adviser of the Company.  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

8

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2011, the TI Fund’s, TI 2 Fund’s, Ltd Fund’s, and Ltd 2 Fund’s ownership of the Company’s Members’ Capital was 58.35%, 1.72%, 37.85% and 2.08%, respectively.

Interests in the Company (“Interests”) are generally offered only to the Feeder Funds and subscriptions for Interests may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2.	Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers.  In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company’s financial statements.

9

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

c. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

d. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss.  The Company has a tax year end of December 31.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2011, the Company has not yet received information to determine the current tax cost of the Portfolio Funds.  Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and September 30, 2011, the estimated cost of the Portfolio Funds at September 30, 2011 for federal tax purposes is $357,298,473.  The resulting estimated unrealized appreciation and unrealized depreciation for tax purposes on the Portfolio Funds at September 30, 2011 are $35,229,302 and $13,120,057, respectively.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

10

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Adviser is not aware of any tax positions with respect to the Company, for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Adviser’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Company’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

e. Security Transactions

Distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds.  Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

3. Portfolio Valuation

The net asset value (“NAV”) of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.  As of September 30, 2011, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund.  The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of September 30, 2011 was immaterial with respect to the overall value of the Company.

11

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2011, the Company’s investments in side pockets represented 3.09% of the Company’s net assets.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

12

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes.  Management believes that the estimates utilized in preparing the Company’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates.  The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies.  Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period.  All transfers into Level 2 and out of Level 3 can be found in the Level 2 and Level 3 reconciliation tables.  There were no transfers between Level 1 and Level 2 for the period from April 1, 2011 to September 30, 2011.

13

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2011:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$52,383,697	$62,711,431	$115,095,128
Hedged Long/Short Equity Funds	-	35,199,670	356,586	35,556,256
Hedged Sector Funds	-	49,005,869	13,632,179	62,638,048
Opportunistic Long/Short (Global) Funds	-	105,378,691	46,435	105,425,126
Opportunistic (U.S. Only) Funds	-	46,380,439	14,312,721	60,693,160

Total	$-	$288,348,366	$91,059,352	$379,407,718

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to September 30, 2011, for the investments classified within Level 2.  The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

				Net change in
			Net realized	accumulated
			gain from	unrealized
	Balance as of	Transfers into	Portfolio Fund	appreciation on	Net purchases	Balance as of
	3/31/2011	Level 2*	redemptions	investments	(sales)	9/30/2011
Event Driven/Relative Value Funds	$53,121,322	$-	$-	$2,262,375	$(3,000,000)	$52,383,697
Hedged Long/ Short Equity Funds	49,589,741	-	4,771,917	(4,779,551)	(14,382,437)	35,199,670
Hedged Sector Funds	53,528,951	-	-	476,918	(5,000,000)	49,005,869
Opportunistic Long/Short (Global) Funds	109,114,779	-	-	(3,736,088)	-	105,378,691
Opportunistic (U.S. Only) Funds	34,833,072	33,416,282	(359,208)	(6,820,107)	(14,689,600)	46,380,439

Total	$300,187,865	$33,416,282	$4,412,709	$(12,596,453)	$(37,072,037)	$288,348,366

*Transfers represent investments in the Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2011. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with the investments.

14

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to September 30, 2011 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

				Net change in
			Net realized	accumulated
			loss from	unrealized
	Balance as of	Transfers out of	Portfolio Fund	appreciation on	Net purchases	Balance as of
	3/31/2011	Level 3*	redemptions	investments	(sales)	9/30/2011
Event Driven/ Relative Value Funds	$64,216,193	$-	$(5,633,864)	$2,545,304	$1,583,798	$62,711,431
Hedged Long/ Short Equity Funds	359,287	-	-	(2,701)	-	356,586
Hedged Sector Funds	15,430,787	-	(2,996)	(1,798,608)	2,996	13,632,179
Opportunistic Long/Short (Global) Funds	110,289	-	-	(1,546)	(62,308)	46,435
Opportunistic (U.S. Only) Funds	52,401,842	(33,416,282)	100,101	(4,672,839)	(100,101)	14,312,721

Total	$132,518,398	$(33,416,282)	$(5,536,759)	$(3,930,390)	$1,424,385	$91,059,352

*Transfers represent investments in the Portfolio Funds that have been reclassified as Level 2 investments for the fiscal year ended March 31, 2011. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with the investments.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net change in accumulated unrealized appreciation for the period from April 1, 2011 to September 30, 2011, for Level 3 investments held by the Company as of September 30, 2011, was a decrease of $12,388,315 as shown in the table below:

	Net Change in Accumulated Unrealized Appreciation
Event Driven/Relative Value Funds	$	(3,415,913)
Hedged Long/Short Equity Funds		(2,701)
Hedged Sector Funds		(1,798,608)
Opportunistic Long/Short (Global) Funds		(1,546)
Opportunistic (U.S. Only) Funds		(7,169,547)
Total		$(12,388,315)

15

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of September 30, 2011, that may qualify for these valuations are shown in the table below.

				Redemption
				Restrictions and
Investment Class	Fair Value	Redemption Frequency	Notice Period	Terms

Event Driven/Relative Value Funds (a)	$115,095,128	Monthly - Annually	45 - 90 Days	0-1 years

Hedged Long/Short Equity Funds (b)	35,556,256	Quarterly	30 - 60 Days	none

Hedged Sector Funds (c)	62,638,048	Monthly - Quarterly	30 - 90 Days	0-1 years

Opportunistic Long/Short (Global) Funds (d)	105,425,126	Monthly - Quarterly	30 - 90 Days	none

Opportunistic (U.S. Only) Funds (e)	60,693,160	Quarterly - Tri-annually	45 - 90 Days	0-3 years

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

16

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

a)
Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)
Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest primarily in common stocks (short, long and balanced). Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

As of September 30, 2011, the Company had investments in 41 Portfolio Funds.  The Company, as an investor in these Portfolio Funds, pays management fees of up to 2.00% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 25.00% of net profits earned that are allocable to the Company's ownership interest in such Portfolio Funds.  The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests.  Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2011, ranged from approximately 1.00% to 7.96% of the Company's average invested capital in the Portfolio Funds.  Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 6.11% of the Company's average invested capital in the Portfolio Funds.  These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds.  Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

17

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2011 to September 30, 2011, were $5,000,000 and $40,647,652, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2011 to September 30, 2011, the Company incurred advisory fees totaling $2,181,878, of which $1,075,612 was payable as of September 30, 2011.

5.  Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). The Disinterested Managers receive an annual retainer of $40,000 for their services to both the Company and the Feeder Funds. The retainer is paid by the Company and allocated pro-rata to the Feeder Funds.  All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The Company incurred $100,000 of Board-related fees for the period from April 1, 2011 to September 30, 2011, $50,000 of which was payable as of September 30, 2011.

18

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation. The Company pays the Administrator a quarterly fee equal to the greater of: (i) $10,000; or (ii) .0001875 of the Company’s net assets as of the first day of each calendar quarter on the first $200 million of net assets, plus .0001625 of the Company’s net assets of $200 million to $400 million, plus .0001375 of the Company’s net assets of $400 million to $600 million, plus .0001125 of the Company’s net assets of $600 million to $800 million, plus .0001 of the Company’s net assets in excess of $800 million, plus a tax compliance and preparation fee of $7,500 per calendar quarter, plus an audited financial statement preparation fee of $1,250 per calendar quarter.  For the period from April 1, 2011 to September 30, 2011, the Company incurred $165,412 in expenses related to such administrative services, $82,411 of which was payable as of September 30, 2011.  The Feeder Funds incur direct additional expenses for the services provided by the Administrator.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) serves as custodian of the Company’s assets and provides custodial services to the Company.

6. Bank Note - Line of Credit Facility

On July 23, 2010, the Company entered into a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $70,000,000. The line of credit is secured by the Company's cash and investment securities.  Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit.  For the period from April 1, 2011 to September 30, 2011, the Company incurred approximately $389,280 in facility fees related to the credit facility. As of September 30, 2011, the Company did not have any revolving loans outstanding under the facility. Effective September 30, 2011, at the Company’s request, the line of credit was reduced to $35,000,000.

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

19

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

9. Subsequent Events

The Company has evaluated all subsequent events through November 29, 2011, the date on which these financial statements were available to be issued and, except as noted below, has determined that no additional disclosures are required.

20

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2011

On September 29, 2011, the Company announced a tender offer to purchase up to $44,350,000 of outstanding Interests from Members.  The NAV of the Interests will be calculated for this purpose on December 31, 2011.  The tender offer expired on October 27, 2011.

Prior to October 1, 2011, the Company received and accepted Members' subscriptions for Interests of $2,670,000 which became effective as of October 1, 2011.

On November 7, 2011, the Company paid $19,270,652 for total Interests repurchased from Members on September 30, 2011.

At a meeting held on November 3, 2011, the Board authorized the Company to take the steps necessary to change its tax status and to be taxed as a "regulated investment company" (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "RIC Conversion").  This change, if implemented as planned, will allow for simplified tax reporting by the Company to Members on IRS Form 1099 instead of the current Schedule K-1 for calendar year 2012 and will result in earlier tax reporting to Members than is currently the case. The Company expects that the RIC Conversion will be effective as of January 1, 2012, assuming the Company determines that it meets applicable RIC qualification requirements.

21

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Approval of Advisory Agreement (Unaudited)

At a meeting held in person on June 15, 2011, the Board, including a majority of the Disinterested Managers, approved the continuation of the Company's investment advisory agreement (the "Advisory Agreement") with the Adviser for an additional one year period.  The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, as well as unregistered funds managed by the Adviser; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company.  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company.  The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company.  The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Board.  In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure.  Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company and noted that the Adviser and Bank of America are committed to registered funds of hedge funds.  The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel.  The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the materials distributed in connection with the consideration of the continuation of the Advisory Agreement.  The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser.  The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.

The Board also considered information comparing  the fees and expenses of the Company to those of other similar registered funds of hedge funds.  In this regard, the Independent Managers determined that the fees and expenses of the Company are within the range of those of similar funds.  The Independent Managers determined that the fee payable to the Adviser is reasonable.

The Board reviewed and discussed the Profitability Analysis.  Representatives of the Adviser noted that the Adviser had not received any significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, and other information discussed at the meeting, the Board determined that the current profitability to the Adviser was not excessive.

22

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Approval of Advisory Agreement (Unaudited) continued

With regard to economies of scale, the Board considered the fact that economies of scale are realized when there is a significant increase in a fund's assets.  The Independent Managers accepted management's assertion that, although the net assets of the Company have grown since its inception, the assets of the Company have not reached a size for the Adviser to realize economies of scale that could be shared with the Company's investors.

The Board, including a majority of the Independent Managers, determined that it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

23

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

By (Signature and Title): /s/ Spencer N. Boggess
                                            Spencer N. Boggess, Principal Executive Officer

Date:  December 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and the capacities and on the dates indicated.

By (Signature and Title):  /s/ Spencer N. Boggess
 Spencer N. Boggess, Principal Executive Officer

Date:  December 9, 2011

By (Signature and Title):  /s/ Steven L. Suss
 Steven L. Suss, Principal Financial Officer

Date:  December 9, 2011